Private Placement Warrants (Details) - Private Placement Warrants [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 18, 2025	Jun. 30, 2026
Private Placement Warrants [Line Items]
Outstanding and exercisable warrants (in Dollars)		$ 158,000
Closing price (in Dollars per share)		$ 12.58
Class A Ordinary Shares [Member]
Private Placement Warrants [Line Items]
Warrants issued	20,000,000
Closing price (in Dollars per share)		$ 12.58
Shares issued (in Dollars)		$ 12,559,619
Reduction of shares		7,440,381
Exercised shares		20,000,000